Stock Options (Details) - Stock options [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of weighted-average assumptions Black-Scholes option-pricing model
Risk-free interest rate	2.27%	1.47%
Expected life of option grants	7 years	7 years	7 years	7 years
Expected volatility of underlying stock	47.34%	49.02%
Dividends assumption
Minimum [Member]
Schedule of weighted-average assumptions Black-Scholes option-pricing model
Risk-free interest rate			1.35%	1.73%
Expected volatility of underlying stock			47.47%	39.40%
Maximum [Member]
Schedule of weighted-average assumptions Black-Scholes option-pricing model
Risk-free interest rate			1.47%	2.27%
Expected volatility of underlying stock			49.02%	51.45%